SCHEDULE OF INTEREST INCOME RECOGNIZED ON NON ACCRUAL LOANS (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Nonaccrual Loans	$ 122
90 Days or More & Still Accruing
Nonaccrual With No Specific Reserve
Interest Income Recognized		$ 48
Residential Portfolio Segment [Member]
Nonaccrual Loans
90 Days or More & Still Accruing
Nonaccrual With No Specific Reserve
Interest Income Recognized
Commercial Real Estate Portfolio Segment [Member]
Nonaccrual Loans
90 Days or More & Still Accruing
Nonaccrual With No Specific Reserve
Interest Income Recognized
Commercial Portfolio Segment [Member]
Nonaccrual Loans	122
90 Days or More & Still Accruing
Nonaccrual With No Specific Reserve
Interest Income Recognized		$ 48
Consumer Portfolio Segment [Member]
Nonaccrual Loans
Nonaccrual With No Specific Reserve
Interest Income Recognized